Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Supplemental Cash Flow Information [Abstract]
Advertising expense	$ 23	$ 38	$ 102
Foreign exchange gains (losses)	$ 0	$ (4)	$ 12